Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Information [Abstract]
Schedule of the Related Information of Natures of the Assets and Liabilities	The related information of natures of the assets and liabilities is as follows:
December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$995,101	$995,101

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$287,482	$-	$5,934,000	$6,221,482
Convertible preference share liabilities	-	-	7,767,238	7,767,238
	$287,482	$-	$13,701,238	$13,988,720

December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,073,229	$1,073,229

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$2,042,410	$-	$-	$2,042,410

Schedule of the Changes in Level 3 Instrument	The following table represents the changes in Level 3 instrument for the year ended December 31, 2023 and 2022:
	2023	2022
Financial assets at fair value through profit or loss
At January 1	$1,073,229	$-
Acquired in the year	-	1,105,540
Losses recognized in profit or loss	(78,128)	(32,311)
At December 31	$995,101	$1,073,229
	2023	2022
Private warrant liabilities at fair value
At January 1	$-	$-
Granted in the year	9,222,288	-
Losses recognized in profit or loss	(3,288,288)	-
At December 31	$5,934,000	$-
	2023	2022
Convertible preference share liabilities at fair value
At January 1	$-	$-
Granted in the year	14,067,712	-
Exercised in the year	(5,214,962)
Losses recognized in profit or loss	(1,085,512)	-
At December 31	$7,767,238	$-

Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:
	Fair value at December 31, 2023	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$995,101	Net asset value	Not applicable	Not applicable	Not applicable

			Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
Warrant liabilities	$5,934,000	Black-Scholes Model	Price volatility	93.45%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

			Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
Convertible preference share liabilities	$7,767,238	Black-Scholes Model	Price volatility	93.23%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value
	Fair value at December 31, 2022	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,073,229	Net asset value	Not applicable	Not applicable	Not applicable